Derivative Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011
Revenue [Member] | Currency Forward Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	$ 16	$ (73)
Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	(83)	17
Revenue [Member] | Currency Option Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	8	(1)
Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	(3)
Cost of Sales [Member] | Currency Forward Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	5	13
Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	11	10
Cost of Sales [Member] | Currency Option Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	1
Selling Marketing and Administration [Member] | Currency Forward Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	6	17
Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	12	13
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Ineffective Portion)	0
Amount of Loss Reclassified from Accumulated OCI into Income (Ineffective Portion)	(2)
Selling Marketing and Administration [Member] | Currency Option Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	2
Research And Development [Member] | Currency Forward Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	10	23
Amount of Gain Reclassified from Accumulated OCI into Income (Effective Portion)	15	16
Research And Development [Member] | Currency Option Contracts [Member]
Impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	$ 3